Lease	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lease
Note 11. Lease
The Company entered into operating leases primarily for offices. The leases have remaining lease terms of up to 8 years, some of which may include options to extend the leases for up to an additional of 1 year.
The components of operating lease costs were as follows:

Year ended December 31, 2022
Operating lease cost	$4,667
Short-term lease cost	799
Variable lease cost	262
Total net lease costs	$5,728

Supplemental balance sheet information related to operating leases is as follows:

Year ended December 31, 2022
Operating lease ROU assets	$15,653
Operating lease liabilities, current	$5,003
Operating lease liabilities, long-term	$10,353
Weighted average remaining lease term (in years)	3.83
Weighted average discount rate	1.57%

Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2022, are as follows:

Fiscal Years Ending December 31,	Operating Leases
2023	$5,048
2024	4,586
2025	3,121
2026	1,534
2027 and thereafter	1,640

Total undiscounted lease payments	15,929
Less: imputed interest	(573)

Present value of lease liabilities	$15,356

As of December 31, 2022, the Company have signed on a new lease agreements in a total amount of s $4,907 for offices in Singapore and United States, which has not yet commenced. The new operating lease commitments will commence on January,1, 2023 and April,1, 2023, respectively with an average lease term of 6.5 years.